Statements of Operations - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Professional fees and other expenses	$ (656,563)	$ (2,345,854)
State franchise taxes, other than income tax	(70,542)	(200,000)
General and administrative costs	(241,749)	(639,439)
Change in fair value of warrant liability	(2,070,328)	6,095,170
Net income (loss) income from operations	(3,039,182)	2,909,877
Other income - interest and dividend income	0	35,423
Gain on disposition of investments	12,297	0
Unrealized gain on marketable securities held in Trust	2,081	1,619
Income (loss) before income taxes	(3,024,804)	2,946,919
Income tax (provision) benefit	0	0
Net income (loss) attributable to common shares	$ (3,024,804)	$ 2,946,919
Common Class A [Member]
Net income (loss) per common share:
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17
Common Class B [Member]
Net income (loss) per common share:
Class A common stock - basic and diluted (in dollars per share)	$ (0.27)	$ 0.17